Annual Fund Operating Expenses - iShares S&P 500 ex S&P 100 ETF - iShares S&P 500 ex S&P 100 ETF	Jun. 23, 2025	[1]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2],[3]
Expenses (as a percentage of Assets)	0.20%

[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
[2]	The amount rounded to 0.00%.
[3]	Based on estimated amounts for the current fiscal year.